Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
BORROWINGS

NOTE 14: BORROWINGS

	December 31, 2019	December 31, 2018
BNP Paribas S.A. and DVB Bank S.E.	—	51,750
Eurobank Ergasias S.A. $52,200	—	32,841
Eurobank Ergasias S.A. $52,000	28,758	31,206
Norddeutsche Landesbank Girozentrale	—	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	39,453	42,578
Ship Mortgage Notes $670,000	658,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	39,173	46,846
BNP Paribas $44,000	28,000	32,000
HSH $24,000	18,280	20,568
Term Loan B	—	197,824
HCOB $31,800	31,800	—
Deutsche Bank AG Filiale Deutschlandgeschäft	32,500	—
Total credit facilities	875,964	1,147,879
Sale and Leaseback Agreements–$71,500	62,563	—
Sale and Leaseback Agreements–$103,155	97,723	68,521
Sale and Leaseback Agreements–$15,000	14,219	—
Sale and Leaseback Agreements–$47,220	45,858	—
Sale and Leaseback Agreements–$90,811	90,811	—
Total borrowings	1,187,138	1,216,400
Less: Deferred finance costs, net	(14,638)	(11,453)
Add: bond premium	617	890
Less: current portion of credit facilities, net of deferred finance costs	(141,214)	(45,403)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(31,739)	(5,561)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,000,164	$1,154,873

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries.

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries.

In the fourth quarter of 2019, Navios Acquisition repurchased $12,000 of its ship mortgage notes for a cash consideration of $9,950 resulting in a gain on bond repurchase of $1,940 net of deferred fees written-off.

Following the acquisition of the Star N and the Hector N MR1 product tankers from Navios Europe I, the vessels were offered as collateral under its ship mortgage notes, in substitution of an amount of $25,405 that was held as cash collateral from the sale proceeds of the Nave Electron.

The 2021 Co-Issuers were in compliance with the covenants as of December 31, 2019.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have different CUSIP numbers.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries. The Company’s 2021 Notes are unregistered. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance and Navios Midstream subsidiaries are 100% owned. Navios Acquisition does not have any independent assets or operations.

Credit Facilities

BNP Paribas S.A. Bank and DVB Bank S.E.: Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) to partially finance the purchase price of three product tankers. Each of the tranches was repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 repayable on the last repayment date. It bore interest at a rate of LIBOR plus 250 bps. The loan also required compliance with certain financial covenants. The outstanding amount of $50,250 was fully prepaid in April 2019.

Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200, of which $51,600 has been drawn (divided into two tranches of $26,100 and $25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility was repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bore interest at a rate of LIBOR plus 275 bps and required compliance with certain financial covenants. The outstanding balance under the facility was fully prepaid in March 2019.

Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The maturity date of the loan is in the third and fourth quarter of 2020. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The amount of $28,758 was outstanding as of December 31, 2019, under this loan agreement.

Norddeutsche Landesbank Girozentrale: On December 29, 2011, Navios Acquisition entered into a loan agreement with Norddeutsche Landesbank Girozentrale of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility was repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 repayable on the last repayment date. The facility bore interest at a rate of LIBOR plus 300 bps per annum and also required compliance with certain financial covenants. The outstanding balance under the facility of $21,485 was fully prepaid in June 2019.

DVB Bank S.E. and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The maturity date of each of the tranches of the loan is in the second and third quarters of 2022. The loan also requires compliance with certain financial covenants. As of December 31, 2019, an amount of $39,453 was outstanding.

Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB: In November 2015, Navios Acquisition, entered into a term loan facility of up to $125,000 (divided into five tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the: (i) financing of the purchase price of the Nave Spherical; and (ii) the refinancing of the existing facility with Deutsche Bank AG Filiale Deutschlandgescäft and Skandinaviska Enskilda Banken AB, dated July 18, 2014. Four of the five tranches of the facility are repayable in 20 quarterly installments of between approximately $435 and $1,896, each with a final balloon repayment to be made on the last repayment date. The fifth tranche is repayable in 16 quarterly installments of between approximately $709 and $803, each. The maturity date of the loan is in the fourth quarter of 2020. The credit facility bears interest at LIBOR plus 295 bps per annum.

On March 23, 2018, Navios Acquisition prepaid $26,770, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Equinox and the Nave Pyxis, which substituted the Nave Galactic as collateral vessels under the 8 1/8% 2021 Notes. Following the prepayment, an amount of $297 was written-off in the consolidated statement of operations. As of December 31, 2019, the outstanding balance under this facility was $39,173.

HSH Nordbank: In June 2017, Navios Acquisition entered into a loan facility for an amount of $24,000 to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers. The facility is repayable in 17 equal consecutive quarterly installments of $572 each, with a final balloon payment of the balance to be repaid on the last repayment date. The facility matures in September 2021 and bears interest at LIBOR plus 300 bps per annum. As of December 31, 2019, the outstanding balance under this facility was $18,280.

BNP Paribas S.A. Bank: On December 18, 2015, Navios Acquisition, through certain of its wholly owned subsidiaries, entered into a term loan facility agreement of up to $44,000 with BNP Paribas, as agent and the lenders named therein, for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker. The facility is repayable in 12 equal consecutive semi-annual installments in the amount of $2,000 in aggregate, with a final balloon payment of $20,000 to be repaid on the last repayment date. The maturity date of the loan is in December 2021. The loan bears interest at LIBOR plus 230 bps per annum. As of December 31, 2019, an amount of $28,000 was outstanding under this facility.

In October 2019, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of up to $31,800 in order to refinance one VLCC. The facility is repayable in 4 quarterly installments of $846 each with a final balloon payment of $28,416 repayable on the last repayment date. The facility matures in October 2020 and bears interest at LIBOR plus 280 bps per annum. As of December 31, 2019, an amount of $31,800 was outstanding under this facility.

In December 2019, Navios Acquisition entered into a loan agreement with Deutsche Bank AG Filiale Deutschlandgeschäft of up to $32,500 in order to finance two MR1s and one LR1 acquired from Navios Europe I. The facility is repayable in one single repayment on the last repayment date. The facility matures in June 2020 and bears interest at LIBOR plus 400 bps per annum. As of December 31, 2019, an amount of $32,500 was outstanding under this facility.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

As of December 31, 2019 no amount was available to be drawn from the Company’s facilities.

Sale and Leaseback Agreements

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40 the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. The agreements will be repayable in 24 equal consecutive quarterly installments of $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The sale and leaseback agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. In April 2018, the Company drew $71,500 under this agreement. As of December 31, 2019, the outstanding balance under this agreement was $62,563. The agreement requires compliance with certain financial covenants in line with Navios Acquisition’s other credit facilities.

          In March and April 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A. and were fully prepaid in March 2019 by the amount of $32,159. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repayable in 28 equal consecutive quarterly installments of $2,267 each, with a purchase obligation of $39,675 to be repaid on the last repayment date. The sale and leaseback agreements mature in March and April 2026 and bear interest at LIBOR plus 350 bps per annum. The agreements require compliance with certain financial covenants in line with the other credit facilities of the Company. As of December 31, 2019, the outstanding balance under this agreement was $97,723.

In August, 2019, the Company entered into an additional sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition has a purchase option in place and an assessment has been performed indicating that the likelihood of the vessel remaining in the property of the lessor is remote. In such a case, the buyer-lessor does not obtain control of the vessel and under ASC 842-40, the transaction was determined to be a failed sale. Navios Acquisition is obligated to make 60 consecutive monthly payments of approximately $156, commencing as of August 2019. The agreement matures in August 2024 and bear interest at LIBOR plus 240 bps per annum. As of December 31, 2019, the outstanding balance under this agreement was $14,219.

In September 2019, Navios Acquisition entered into additional sale and leaseback agreements with unrelated third parties for $47,220 in order to refinance three product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,362 each, with a purchase obligation of $19,200 to be repaid on the last repayment date. The agreements mature in September 2023 and September 2026 and bear interest at LIBOR plus a margin ranging from 350 bps to 360 per annum, depending on the vessel financed. The agreements require compliance with certain financial covenants in line with the other credit facilities of the Company. As of December 31, 2019, the outstanding balance under this agreement was $45,858.

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from three to eight years in consecutive quarterly installments of up to $2,824 each, with a repurchase obligation of up to $25,810 in total. The sale and leaseback arrangement bears interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed. As of December 31, 2019, the outstanding balance under this agreement was $90,811.

Term Loan B

On June 18, 2015, Navios Midstream and Navios Maritime Midstream Partners Finance (US) Inc., as co-borrowers, completed the issuance of the $205,000 Term Loan B (the “Term Loan B”). The Term Loan B was set to mature on June 18, 2020 and was repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bore interest at LIBOR plus 4.50% per annum.

Amounts drawn under the Term Loan B were secured by first preferred mortgages on Navios Midstream’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary under Navios Midstream.

In the first quarter of 2018, the Nave Galactic substituted for the Shinyo Kannika under the Term Loan B.

In March 2019, Navios Acquisition acquired the following VLCCs from Navios Midstream: Shinyo Kieran, Shinyo Saowalak, Nave Celeste and the Nave Galactic. In addition, Navios Acquisition sold to Navios Midstream the following vessels: Nave Orbit, Nave Equator, Nave Buena Suerte, Nave Ariadne, Nave Cielo, Nave Atropos, Nave Pulsar, Nave Equinox, Nave Pyxis and Bougainville. The vessels that were sold from Navios Midstream were released as collaterals from Term Loan B and were replaced by the ones acquired, whereas the vessels sold from Navios Acquisition were released as collaterals from ship mortgage notes and were replaced by the ones acquired.

On June 26, 2019, Navios Midstream acquired from Navios Acquisition the Nave Velocity, offered as collateral under the Term Loan B, in substitution of an equivalent amount of cash collateral that was previously retained as restricted cash.

           In October 2019, Navios Acquisition fully prepaid its Term Loan B facility.

          As of December 31, 2019, there was no outstanding balance under the Term Loan B. As of December 31, 2018, the outstanding balance of the Term Loan B was $197,824.

The maturity table below reflects the principal payments of all notes, credit facilities and the Financing arrangements outstanding as of December 31, 2019 for the next five years and thereafter are based on the repayment schedule of the respective financing arrangements (as described above) and the outstanding amount due under the 2021 Notes.

December 31, 2019
Long-Term Debt Obligations:
Year
December 31, 2020	175,302
December 31, 2021	734,774
December 31, 2022	76,171
December 31, 2023	38,970
December 31, 2024	67,268
December 31, 2025 and thereafter	94,653
Total	$1,187,138

The financing arrangements include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity at the higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities, as amended for a specific period of time until December 31, 2019 to be ranging from a maximum of 80% to 85%. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security or prepay part of the facility, to prevent such an event.

As of December 31, 2019, the Company was in compliance with its covenants.